Employee Share Ownership Plans - Summary of Description of Plans (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2024 USD ($) Awards
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Maximum employee contributions to acquire shares | $	$ 5,000
Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Vesting percentage	100.00%
Long-Term Incentive Plan [member] | Peer Group Total Shareholder Return [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	67.00%
Long-Term Incentive Plan [member] | Index Total Shareholder Return [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.00%
Long-Term Incentive Plan [member] | Median Total Shareholder Return [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Long-Term Incentive Plan [member] | Bespoke Sector Peer Group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	67.00%
Long-Term Incentive Plan [member] | MSCI World Index [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.00%
Cash and deferred plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred award tranche | Awards	2
Cash and deferred plan [member] | First tranche [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Cash and deferred plan [member] | Second tranche [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Bottom of range [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Top of range [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years